Redeemable Noncontrolling Interests - Additional Information (Details) ¥ in Thousands, $ in Thousands		9 Months Ended
	Oct. 31, 2019 CNY (¥)	Sep. 30, 2020 CNY (¥)	Sep. 30, 2020 USD ($)
Redeemable Noncontrolling Interest [Line Items]
Preferred shares financing from third-party preferred shareholders		¥ 0	$ 0
Variable Interest Entities
Redeemable Noncontrolling Interest [Line Items]
Preferred shares financing from third-party preferred shareholders	¥ 100,000